Share-based compensation - Inputs into black scholes model (Details) - £ / shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Share-based compensation
Weighted average share price (£)	£ 3.30	£ 3.30
Weighted average exercise price (£)	£ 0.0001	£ 0.0001
Expected volatility	50.00%	50.00%
Risk-free rate	0.10%	0.10%
Expected dividend yield	0.00%	0.00%